Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	Middlefield Banc Corp.
Entity Central Index Key	0000836147
Trading Symbol	mbcn
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Jun. 30, 2016
Amendment Flag	false